Kirkpatrick & Lockhart Nicholson Graham LLP

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April 27, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:       LKCM Funds
File Nos. 33-75116; 811-8352
Post-Effective Amendment No. 23

Ladies and Gentlemen:

We have acted as counsel to the LKCM Funds (“Trust”) in connection with the preparation of Post-Effective Amendment No. 23 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed the disclosure that we understand will be contained in the Amendment when it is filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ Kirkpatrick & Lockhart Nicholson Graham LLP

KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP